Details of Cash From Operating Activities (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Components of Cash, Cash Equivalents and Restricted Cash Equivalents
[a]	Cash and cash equivalents consist of:

	2022	2021
Bank term deposits and bankers’ acceptances	$720	$1,984
Cash	514	964

	$1,234	$ 2,948

Details of Items Not Involving Current Cash Flows
[b]	Items not involving current cash flows:

	2022	2021
Depreciation and amortization	$1,419	$1,512
Amortization of other assets included in cost of goods sold	169	255
Deferred revenue amortization	(201)	(188)
Other non-cash charges	21	25
Deferred tax recovery	(202)	(76)
Equity income (in excess of) less than dividends received	(24)	11
Non-cash portion of Other expense, net [note 2]	221	37
Impairment charges	373	—

	$1,776	$1,576

Changes in Operating Assets and Liabilities
[c]	Changes in operating assets and liabilities:

	2022	2021
Accounts receivable	$(798)	$114
Inventories	(448)	(653)
Prepaid expenses and other	(43)	(39)
Accounts payable	812	160
Accrued salaries and wages	20	58
Other accrued liabilities	250	48
Income taxes (receivable) payable	(115)	123

	$(322)	$(189)